                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21770
                                   ---------------------------------------------

                   SunAmerica Focused Alpha Growth Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period: December 31, 2005
                         -------------------------

Item 1.   Reports to Stockholders

          SunAmerica Focused Alpha Growth Fund, Inc. Annual Report at December 31, 2005.

                      SUNAMERICA FOCUSED ALPHA GROWTH FUND






        THOMAS F. MARSICO PHOTO                         RONALD BARON PHOTO
 [MARSICO CAPITAL MANAGEMENT, LLC LOGO]                    [BARON LOGO]





                               2005 ANNUAL REPORT






                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]

DECEMBER 31, 2005                                                  ANNUAL REPORT

      SUNAMERICA FOCUSED ALPHA GROWTH FUND

      SUNAMERICA FOCUSED ALPHA GROWTH FUND (FGF)

                      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        PRESIDENT'S LETTER..........................................     1
                        FUND REVIEW.................................................     2
                        STATEMENT OF ASSETS AND LIABILITIES.........................     3
                        STATEMENT OF OPERATIONS.....................................     4
                        STATEMENT OF CHANGES IN NET ASSETS..........................     5
                        FINANCIAL HIGHLIGHTS........................................     6
                        PORTFOLIO OF INVESTMENTS....................................     7
                        NOTES TO FINANCIAL STATEMENTS...............................     9
                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....    14
                        APPROVAL OF ADVISORY AGREEMENTS.............................    15
                        DIVIDEND REINVEST AND CASH PURCHASE PLAN....................    18
                        DIRECTORS AND OFFICERS INFORMATION..........................    20
                        SHAREHOLDER TAX INFORMATION.................................    22

December 31, 2005                                                  ANNUAL REPORT

      PRESIDENT'S LETTER
--------------------------------------------------------------------------------

      Dear Shareholders:

           We are pleased to present the first annual report for the SunAmerica Focused Alpha Growth Fund and thank you for including this strategic investment solution in your investment plan.

           SunAmerica Focused Alpha Growth Fund is unique. What sets it apart from its competitors in the marketplace is its multi-managed, focused approach in a closed-end fund structure. The Fund seeks to provide growth of capital. Two renowned growth managers contribute some of their favorite stock picks, blending large and small to mid-cap growth investing.

           We are optimistic that the Fund's focused, multi-manager strategy will deliver strong results over the long-term. For years, pension funds and other large institutional investors have used more than one investment adviser to manage their equity portfolios. By doing so, these institutions draw on the combined talents of what they consider the most capable managers for each investment style and asset class. This best of breed approach provides the potential for strong, consistent performance through a variety of market cycles.

           With SunAmerica Focused Alpha Growth Fund, you have the best thinking of two of Wall Street's best known growth style equity managers: Marsico Capital Management, LLC and BAMCO, Inc. In recent years, growth style equity investing has underperformed its historical performance against value. Marsico Capital Management specializes in large-cap growth investing; BAMCO specializes in small-mid-cap growth investing.

           Commentary from the Fund's portfolio teams at each of these managers is enclosed in this report. It provides useful information on the Fund's performance and I urge you to read it.

           We value your ongoing confidence in us and look forward to serving your investment needs in the future.

      Sincerely,

      /s/ Peter A. Harbeck

      Peter A. Harbeck
      President and CEO
      AIG SunAmerica Asset Management Corp.

      ------------------

      Past performance is no guarantee of future results.

      SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

      FUND REVIEW (UNAUDITED)
--------------------------------------------------------------------------------

      SUNAMERICA FOCUSED ALPHA GROWTH FUND

      For the fiscal period commencing July 29, 2005 through December 31, 2005, the SunAmerica Focused Alpha Growth Fund's Net Asset Value (NAV) returned 5.27%, outperforming its benchmark, the Russell 3000 Growth Index, which returned 1.36% in the same period*. The Fund's market price returned -12.42% during the same period. As of December 31, 2005, the Fund's NAV was $19.59 and its market share price was $17.03.

      BELOW: TOM MARSICO AND TEAM PORTFOLIO MANAGERS AT MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO"), DISCUSS THE FUND'S PERFORMANCE OVER THE REPORTING PERIOD. MARSICO MANAGES THE LARGE-CAP PORTION OF THE FUND'S PORTFOLIO.

      Equity markets in the past six-months were buoyed to some extent by good overall economic news -- including stable long-term interest rates, constrained overall inflation and generally stronger-than-expected Gross Domestic Product (GDP) growth. However, uncertainty regarding short-term interest rates and sharply rising energy prices created an overhang for stocks. This was exacerbated by two devastating hurricanes, concern about consumer discretionary spending, worries about housing markets, and geopolitical uncertainties -- particularly in Iraq and Iran.

      In keeping with the Fund's focused investing strategy, stock selection had the largest impact on the Fund's performance. A position in Burlington Northern Santa Fe Corp. was the largest individual contributor in the period, returning +31%. Holdings in Google, Apple Computer and UnitedHealth Group also outperformed, as did a position in Chicago Mercantile Exchange, fueled in part by higher trading volumes. On the flip side, holdings in MGM Mirage and Caterpillar created a drag on performance, as did a significant overweight in Consumer Discretionary holdings. Most holdings in this sector underperformed due to concerns regarding the potential impact on the consumer of higher gasoline and home heating prices.

      BELOW: RON BARON AND TEAM PORTFOLIO MANAGERS AT BAMCO, INC., DISCUSS THE FUND'S PERFORMANCE OVER THE REPORTING PERIOD. BAMCO, INC. MANAGES THE SMALL-MID CAP PORTION OF THE FUND'S PORTFOLIO.

      The economy continued to grow during the reporting period, albeit at a slower pace than previous years. Generally speaking, company fundamentals were solid and earning results were acceptable. Higher energy prices, a pickup of inflation and the rapid rise of short-term interest rates slowed economic growth and raised market concerns regarding future economic growth.

      The top three stocks that positively impacted the Fund were transportation consolidators: Expeditors International Washington, Inc., Nuveen Investments and Wynn Resorts. The latter's outperformance was fueled in large part by its success with its Las Vegas casino and the ongoing development of a gambling mecca on the island of Macau, off China. In general, the Fund's holdings in the recreation and resorts segment of the economy, including gaming and lottery tickets, were its best performers. Positions in the consumer services sector were especially hard hit by higher energy prices, and did create a drag on the Fund's performance. In addition, the performance of Centene Corp. lagged as medical expenses were higher than expected and Red Robin Gourmet Burgers failed to perform as anticipated.

      ------------------

      * NAV performance reflects performance without imposition of initial sales charge in connection with the initial public offering of the Fund and would be lower if included.

        The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. Indices are not managed and an investor cannot invest directly into an index. Past performance is no guarantee of future results.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2005
--------------------------------------------------------------------------------

ASSETS:
Long-term investment securities, at value (unaffiliated)*...  $393,851,157
Short-term investment securities, at value
  (unaffiliated)*...........................................     5,697,000
                                                              ------------
  Total investments.........................................   399,548,157
                                                              ------------
Receivable for:
  Dividends and interest....................................       200,198
  Investments sold..........................................       159,805
Prepaid expenses and other assets...........................           366
                                                              ------------
  Total assets..............................................   399,908,526
                                                              ------------
LIABILITIES:
Payable for:
  Investment advisory and management fees...................       345,584
  Directors' fees and expenses..............................         2,616
  Administration fees.......................................        13,823
  Other accrued expenses....................................       133,306
Due to custodian............................................       606,418
                                                              ------------
  Total liabilities.........................................     1,101,747
                                                              ------------
    Net assets..............................................  $398,806,779
                                                              ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (200,000,000 shares
  authorized)...............................................  $     20,355
Additional paid-in capital..................................   377,320,721
                                                              ------------
                                                               377,341,076
Accumulated undistributed net investment income (loss)
  (unaffiliated)............................................            --
Accumulated undistributed net realized gain (loss) on
  investments (unaffiliated)................................      (249,038)
Unrealized appreciation (depreciation) on investments
  (unaffiliated)............................................    21,714,752
Unrealized foreign exchange gain (loss) on other assets and
  liabilities...............................................           (11)
                                                              ------------
  Net Assets................................................  $398,806,779
                                                              ============
NET ASSET VALUES:
Net assets..................................................  $398,806,779
Shares outstanding..........................................    20,355,236
Net asset value per share...................................  $      19.59
                                                              ============
*COST
  Long-term investment securities (unaffiliated)............  $372,136,405
                                                              ============
  Short-term investment securities (unaffiliated)...........  $  5,697,000
                                                              ============

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

STATEMENT OF OPERATIONS -- FOR THE PERIOD JULY 29, 2005* TO DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (unaffiliated)....................................  $   983,393
Interest (unaffiliated).....................................      480,231
                                                              -----------
    Total investment income+................................    1,463,624
                                                              -----------
EXPENSES:
Investment advisory and management fees.....................    1,673,931
Administration fees.........................................       66,960
Custodian and accounting fees...............................       39,005
Reports to shareholders.....................................       25,666
Audit and tax fees..........................................       26,316
Legal fees..................................................       36,029
Directors' fees and expenses................................       17,245
Other expenses..............................................       31,633
                                                              -----------
    Total expenses before custody credits...................    1,916,785
    Custody credits eaned on cash balances..................         (855)
                                                              -----------
    Net expenses............................................    1,915,930
                                                              -----------
Net investment income (loss)................................     (452,306)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......     (249,038)
                                                              -----------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)................................   21,714,752
Change in unrealized foreign exchange gain (loss) on other
  assets and liabilities....................................          (11)
                                                              -----------
Net unrealized gain (loss) on investments and foreign
  currencies................................................   21,714,741
                                                              -----------
Net realized and unrealized gain (loss) on investments and
  foreign currencies........................................   21,465,703
                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $21,013,397
                                                              ===========
------------
+ Net of foreign withholding taxes on interest and dividends
  of........................................................  $     1,063
                                                              ===========
* Commencement of operations

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE PERIOD
                                                               JULY 29, 2005*
                                                                   THROUGH
                                                              DECEMBER 31, 2005
                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)..............................    $   (452,306)
  Net realized gain (loss) on investments and foreign
    currencies..............................................        (249,038)
  Net unrealized gain (loss) on investments and foreign
    currencies..............................................      21,714,741
                                                                ------------
Net increase (decrease) in net assets resulting from
  operations................................................      21,013,397
                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................              --
  Net realized gain on securities...........................              --
  Return of capital.........................................     (10,177,618)
                                                                ------------
Total distributions to shareholders.........................     (10,177,618)
                                                                ------------
SHARE TRANSACTIONS (NOTE 7):
  Proceeds from sales of shares issued in initial public
    offering................................................     353,350,000
  Proceeds from the underwriters' over-allotment option of
    common shares exercised.................................      35,335,000
  Offering costs for common shares charged to additional
    paid-in capital.........................................        (814,000)
                                                                ------------
Net increase in net assets from share transactions..........     387,871,000
                                                                ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     398,706,779
NET ASSETS:
Beginning of period.........................................    $    100,000
End of period+..............................................    $398,806,779
                                                                ============
------------
+Includes accumulated undistributed net investment income
  (loss)....................................................    $         --
                                                                ============

* Commencement of operations

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    JULY 29, 2005* TO
                                                                    DECEMBER 31, 2005
                                                                    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................            $  19.10(1)
INVESTMENT OPERATIONS:
Net investment income (loss)@...............................               (0.02)
Net realized and unrealized gain (loss) on investments......                1.05
                                                                        --------
  Total from investment operations..........................                1.03
                                                                        --------
DISTRIBUTIONS FROM:
Net investment income.......................................                  --
Net realized gains..........................................                  --
Return of capital...........................................               (0.50)
                                                                        --------
  Total distributions.......................................               (0.50)
CAPITAL SHARE TRANSACTIONS:
Offering costs for common shares charged to additional
  paid-in capital...........................................               (0.04)
                                                                        --------
NET ASSET VALUE, END OF PERIOD..............................            $  19.59
                                                                        ========
NET ASSET VALUE TOTAL RETURN(2)#............................                5.27%
MARKET VALUE, END OF PERIOD.................................            $  17.03
MARKET VALUE TOTAL RETURN(3)#...............................              (12.42)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period ($000's)..........................            $398,807
Ratio of expenses to average net assets.....................                1.17%+
Ratio of net investment income to average net assets........               (0.28)+
Portfolio turnover rate.....................................                  28%

------------
*   Commencement of operations
@   Calculated based upon average shares outstanding
#   Total return is not annualized.
+   Annualized
(1) Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00.
(2) Based on net asset value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. NAV performance reflects performance without imposition of initial sales charge in connection with the initial public offering of the Fund and would be lower if included.
(3) Based on market value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

PORTFOLIO PROFILE -- DECEMBER 31, 2005 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Leisure & Tourism.........................................   15.7%
Financial Services........................................   11.9
Health Services...........................................   11.7
Retail....................................................   10.6
Telecommunications........................................    9.2
Computers & Business Equipment............................    8.9
Transportation............................................    8.6
Internet Content..........................................    4.7
Pharmaceuticals...........................................    4.7
Business Services.........................................    4.0
Education.................................................    3.1
Energy Sources............................................    1.8
Insurance.................................................    1.6
Time Deposit..............................................    1.4
Utilities.................................................    1.2
Medical Products..........................................    1.1
                                                            -----
                                                            100.2%
                                                            =====

------------
* Calculated as a percentage of net assets.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 2)
---------------------------------------------------------------------
COMMON STOCK -- 98.8%
BUSINESS SERVICES -- 4.0%
  ChoicePoint, Inc.+................        140,000      $  6,231,400
  Hewitt Associates, Inc., Class
    A+..............................        160,000         4,481,600
  SEI Investments Co. ..............        140,000         5,180,000
                                                         ------------
                                                           15,893,000
                                                         ------------
COMPUTERS & BUSINESS
  EQUIPMENT -- 8.9%
  Apple Computer, Inc.+.............        492,058        35,374,050
                                                         ------------
EDUCATION -- 3.1%
  DeVry, Inc.+......................        374,000         7,480,000
  Education Management Corp.+.......        150,000         5,026,500
                                                         ------------
                                                           12,506,500
                                                         ------------
ENERGY SOURCES -- 1.8%
  Encore Acquisition Co.+...........        225,000         7,209,000
                                                         ------------
FINANCIAL SERVICES -- 11.9%
  Chicago Mercantile Exchange
    Holdings, Inc. .................         73,893        27,154,938
  Jefferies Group, Inc. ............        150,000         6,747,000
  Nuveen Investments, Inc., Class
    A...............................        150,000         6,393,000
  The First Marblehead Corp. .......        215,000         7,064,900
                                                         ------------
                                                           47,359,838
                                                         ------------
HEALTH SERVICES -- 11.7%
  Centene Corp.+....................        200,000         5,258,000
  Manor Care, Inc. .................        160,000         6,363,200
  UnitedHealth Group, Inc. .........        560,770        34,846,248
                                                         ------------
                                                           46,467,448
                                                         ------------
INSURANCE -- 1.6%
  Axis Capital Holdings, Ltd. ......        200,000         6,256,000
                                                         ------------
INTERNET CONTENT -- 4.7%
  Google, Inc., Class A+............         44,824        18,595,685
                                                         ------------
LEISURE & TOURISM -- 15.7%
  Boyd Gaming Corp. ................        225,000        10,723,500
  Four Seasons Hotels, Inc. ........        150,000         7,462,500
  MGM MIRAGE+.......................        737,124        27,030,337
  Scientific Games Corp., Class
    A+..............................        180,000         4,910,400
  Wynn Resorts, Ltd.+...............        225,000        12,341,250
                                                         ------------
                                                           62,467,987
                                                         ------------

                                      SHARES/PRINCIPAL      VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 2)
---------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.1%
  Edwards Lifesciences Corp.+.......        110,000      $  4,577,100
                                                         ------------
PHARMACEUTICALS -- 4.7%
  Genentech, Inc.+..................        204,467        18,913,197
                                                         ------------
RETAIL -- 10.6%
  Dick's Sporting Goods, Inc.+......        250,000         8,310,000
  Lowe's Cos., Inc. ................        510,814        34,050,861
                                                         ------------
                                                           42,360,861
                                                         ------------
TELECOMMUNICATIONS -- 9.2%
  Motorola, Inc. ...................        841,441        19,008,152
  QUALCOMM, Inc. ...................        413,108        17,796,693
                                                         ------------
                                                           36,804,845
                                                         ------------
TRANSPORTATION -- 8.6%
  Burlington Northern Santa Fe
    Corp. ..........................        405,946        28,749,096
  Expeditors International of
    Washington, Inc. ...............         80,000         5,400,800
                                                         ------------
                                                           34,149,896
                                                         ------------
UTILITIES -- 1.2%
  ITC Holdings Corp. ...............        175,000         4,915,750
                                                         ------------
  TOTAL LONG-TERM INVESTMENT
    SECURITIES
    (cost $372,136,405).............                      393,851,157
                                                         ------------
SHORT-TERM INVESTMENT
  SECURITIES -- 1.4%
  Time Deposit with State Street
    Bank & Trust Co.
    3.40% due 01/03/06
    (cost $5,697,000)...............     $5,697,000         5,697,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $377,833,405)(1)............          100.2%      399,548,157
LIABILITIES IN EXCESS OF OTHER
  ASSETS............................           (0.2)         (741,378)
                                         ----------      ------------
NET ASSETS..........................          100.0%     $398,806,779
                                         ==========      ============

------------
+   Non-income producing securities
(1)  See Note 5 for cost of investments on a tax basis

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005
--------------------------------------------------------------------------------

Note 1. Organization of the Fund

    SunAmerica Focused Alpha Growth Fund, Inc. (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Maryland corporation on May 18, 2005 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Fund sold 5,236 of its common stock shares ("Shares") on July 18, 2005 to AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of America International Group, Inc. ("AIG"). Investment operations commenced on July 29, 2005 upon settlement of the sale of 18,500,000 shares in the amount of $353,350,000 (net of underwriting fees and expenses of $16,650,000). In addition, on August 25, 2005 and September 13, 2005, the Fund issued 1,200,000 and 650,000 shares in the amount of $22,920,000 and $12,415,000 (net of underwriting fees and expenses of $1,080,000 and $585,000) in conjunction with the exercise of the underwriters' over-allotment option. SAAMCo has agreed to pay organizational expenses and then offering costs of the Fund to the extent they exceed $.04 per share of the Fund's common stock.

    The Fund's investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock picking strategy in which the Fund, through subadvisers selected by the Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) and to a lesser extent equity-related securities (i.e., preferred stocks, convertible securities, warrants and rights) primarily in the U.S. markets.

    INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

    SECURITY VALUATION: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

    As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

    equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

    Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

    Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

    REPURCHASE AGREEMENTS: For repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2005, the Fund did not enter into any repurchase agreements.

    SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

    The Fund intends to make a level dividend distribution each quarter to common stock shareholders after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. The level dividend rate may be modified by the Board of Directors from time to time. The Fund's final distribution for each calendar year will include any remaining net investment income undistributed during the year, as well as any undistributed net realized capital gain. If the amount of the Fund's net investment income and net realized capital gains, if any, determined as of the close of the Fund's taxable year, is less than the aggregate amount of the Fund's distributions, the difference will generally be a tax-free return of capital distributed from the Fund's assets. The total distributions made in any calendar year generally would be treated as ordinary dividend income (except to the extent derived from any long-term capital gain) to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

    The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

    FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Fund securities sold during the year.

    Change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Note 3. Investment Advisory and Management Agreement

    Pursuant to its investment advisory agreement ("Advisory Agreement") with the Fund, SAAMCo overseas the administration of certain aspects of the business and affairs of the Fund, and selects, contracts with and compensates the Subadvisers to manage the Fund's assets. SAAMCo monitors the compliance of the Subadvisers with the investment objective and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically on such performance to the Board of Directors. Pursuant to the Advisory Agreement, the Fund will pay SAAMCo a monthly fee at the annual rate of 1.00% of the average daily total assets of the Fund.

    Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, and BAMCO, Inc., a wholly-owned subsidiary of Baron Capital Group, Inc. ("Baron") have been retained by SAAMCo as the Subadvisers to the Fund to manage the investment and reinvestment of the Fund's assets. Pursuant to the investment subadvisory agreements ("Subadvisory Agreements") between SAAMCo and Marsico and Baron, respectively, Marsico and Baron select the investments made by the Fund. Marsico will manage the large-cap portion of the Fund and is entitled to receive a fee at the annual rate of 0.40% of the Fund's average daily total assets managed in the large-cap portion of the Fund. Baron will manage the small-and mid-cap portion of the Fund and is entitled to receive a fee at the annual rate of 0.60% of the Fund's average daily total assets managed in the small- and mid-cap portion of the Fund. Each Subadviser is paid by SAAMCo.

    SAAMCo serves as administrator to the Fund. Under the Administrative Services Agreement, SAAMCo is responsible for performing administrative services in connection with the operations of the Fund, subject to the supervision of the Fund's Board of Directors. SAAMCo will provide the Fund with regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Fund. SAAMCo's administrative services include recordkeeping, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Directors' and shareholders' meetings and other administrative services necessary to conduct the Fund's affairs. For its services as administrator, SAAMCo is entitled to receive a monthly fee at the annual rate of 0.04% of the Fund's average daily total assets.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

Note 4. Purchases and Sales of Investment Securities

    The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended December 31, 2005, were as follows:

Purchases (excluding U.S. government securities)............   $476,876,057
Sales and maturities (excluding U.S. government
  securities)...............................................    104,490,615
Purchases of U.S. government securities.....................             --
Sales and maturities of U.S. government securities..........             --

Note 5. Federal Income Taxes

    The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales.

           DISTRIBUTABLE EARNINGS                      TAX DISTRIBUTIONS
--------------------------------------------   ----------------------------------
                      FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------
           LONG-TERM GAINS/     UNREALIZED                LONG-TERM
ORDINARY     CAPITAL LOSS      APPRECIATION    ORDINARY    CAPITAL     RETURN OF
 INCOME       CARRYOVER       (DEPRECIATION)    INCOME      GAINS       CAPITAL
--------   ----------------   --------------   --------   ---------   -----------
 $  --        $(225,073)       $21,690,776      $  --       $  --     $10,177,618

    At December 31, 2005, for Federal income tax purposes, the Fund had a capital loss carryforward of $225,073, which will expire in the year 2013, and is available to offset future capital gains, if any.

    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities were as follows:

Cost (tax basis)............................................   $377,857,370
                                                               ============
Appreciation................................................   $ 30,987,128
Depreciation................................................     (9,296,341)
                                                               ------------
Net unrealized appreciation (depreciation)..................   $ 21,690,787
                                                               ============

    For the period ended December 31, 2005, reclassifications were made to increase accumulated net investment income by $10,629,924 with an offsetting adjustment to additional paid-in capital. The reclassifications arising from book/tax differences were primarily due to net investment loss and return of capital.

Note 6. Transactions with Affiliates

    For the period ended December 31, 2005 the Fund incurred brokerage commissions with Baron Capital Partners LLC, an affiliated broker, of $24,416.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

--------------------------------------------------------------------------------

Note 7. Capital Share Transactions

    Transactions in capital shares of the Fund were as follows:

                                                                         FOR THE PERIOD
                                                                         JULY 29, 2005*
                                                                        DECEMBER 31, 2005
                                                                    -------------------------
                                                                      SHARES        AMOUNT
                                                                    ----------   ------------
      Initial seed capital, July 18, 2005.........................       5,236   $    100,000
      Common shares issued in connection with initial public
        offering..................................................  18,500,000    353,350,000
      Common shares issued from underwriters' over-allotment
        option exercised..........................................   1,850,000     35,335,000
                                                                    ----------   ------------
          Net increase............................................  20,355,236   $388,785,000
                                                                    ==========   ============

    ----------------
    * Commencement of operations

Note 8. Other Information

    On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

    AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
    Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

    Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

    As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

    Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on its ability to perform investment advisory services relating to the Fund.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of SunAmerica Focused Alpha Growth Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Focused Alpha Growth Fund, Inc. (the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period July 29, 2005 (commencement of operations) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 17, 2006

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

APPROVAL OF ADVISORY AGREEMENTS -- DECEMBER 31, 2005 -- (UNAUDITED)
--------------------------------------------------------------------------------

APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS:

The Board of Directors (the "Board"), including the Directors that are not interested persons of the Fund (the "Disinterested Directors"), approved the Investment Advisory and Management Agreement between the Fund and SAAMCo (the "Advisory Agreement") for an initial period of two years, at a meeting held on June 17, 2005. At this same meeting the Board also approved Subadvisory Agreements between Baron Asset Management Company, Inc. ("BAMCO") and SAAMCo, and Marsico Capital Management, LLC ("Marsico") and SAAMCo with respect to the Fund. The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Agreements." Additionally, SAAMCo, BAMCO and Marsico are collectively referred to as the "Advisers."

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board received materials for its consideration of the following: (1) the nature, extent and quality of services to be provided by Advisers; (2) the costs of services to be provided and benefits realized by the Advisers, including a comparison of fees with those of other advisers; (3) the terms of the Advisory Agreements; (4) economies of scale; (5) the Advisers' overall organization, including the management personnel and operations; and (6) the investment performance of the Subadvisors as compared to their appropriate indices. Experienced counsel that is independent of SAAMCo provided guidance to the Disinterested Directors. These factors, as described in more detail below were considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by the Advisers. In making its evaluation, the Board considered that SAAMCo would act as investment manager and adviser to the Fund, and would be responsible for managing the daily business affairs of the Fund including obtaining and evaluating economic, statistical, and financial information and to formulate and implement investment policies for the Fund. Additionally, SAAMCo would be responsible for monitoring and reviewing the activities of the Subadvisers. Finally, the Board noted that SAAMCo would provide administrative services to the Fund pursuant to a separate Administrative Services Agreement.

The Board also considered the nature, quality and extent of services to be provided by each Subadviser. The Board considered that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Fund. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in SAAMCo's opinion, each Subadviser has the size, visibility and resources to attract and retain highly qualified investment professionals. Given that the Fund is a multi-managed fund, the Board also considered how the proposed Subadviser's style would fit with and complement the other Subadviser to the Fund. With respect to administrative services to be provided by the Subadviser, the Board considered that each Subadviser provides general assistance in marketing and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions of the Fund as set forth in the prospectus.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by the Advisers and that there was a reasonable basis on which to conclude that the Advisers would be capable of providing the high quality of investment management services expected by the Board.

THE AMOUNT AND STRUCTURE OF THE ADVISORY FEES

The Board, including the Disinterested Directors, received and reviewed information regarding the fees paid by the Fund to SAAMCo for investment advisory and management services. The Board considered this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Fund. The Board also considered the

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

APPROVAL OF ADVISORY AGREEMENTS -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

subadvisory fees, and compared the fees to those of other advisers. With respect to the subadvisory fees the Board also considered any indirect costs and benefits of providing such subadvisory services.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper. The reports compared the advisory and subadvisory fees paid out by the Fund and SAAMCo, respectively, to fees paid by Funds within its peer group. For the Advisory fee, which is to be paid by the Fund to SAAMCo, the Board considered that the proposed fee was neither the highest nor the lowest advisory fee within the Fund's peer group, but was also less than a tenth of a percent higher than the peer group's median fee. The Board requested additional information on Fund expenses to be provided by SAAMCo. Specifically, the Board requested comparative fee information be obtained from Lipper addressing actual total expenses, as well as actual and allowable 12b-1 and non-12b-1 fees.

In a memo prepared by SAAMCo and presented to the Board, SAAMCo stated that the advisory fee rates for each Subadviser were negotiated based on the consideration of a variety of factors, including: the value of the services provided, the competitive environment in which the portfolio is marketed; the investment characteristics of the portfolio relative to other similar funds in its category as tracked by Lipper and fees charged to comparable portfolios.

In considering the Subadvisory fees, the Board, including the Disinterested Directors, considered that the Fund pays a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo rather than the Fund pays a fee to each Subadvisor. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadviser with respect to the different services provided by the Subadviser.

On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fees were fair in light of the usual and customary charges made for services of similar nature and quality.

TERMS OF THE ADVISORY AGREEMENTS

The Board, including the Disinterested Directors, received a draft of the proposed Advisory Agreements. The Board considered that the Agreements will continue in effect for a period of two years from the date of their execution, unless terminated sooner. The Board further considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements if the 1940 Act and that the Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement.

In reviewing the terms of the Advisory Agreement the Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Directors and Officers who are employees of SAAMCo. The Board also considered the termination and liability provisions of the Advisory Agreement.

With respect to the Subadvisory Agreements, the Board further considered, that under the terms of the Subadvisory Agreement, no Subadviser is liable to the Fund, or its shareholders, for any act or omission by it or for any losses sustained by the Fund, or its shareholders, except in the case of willful misfeaseance, bad faith, gross negligence or reckless disregard of obligations or duties. The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

ECONOMIES OF SCALE

The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there is a potential for future realization of economies of scale with respect to the Funds. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the Funds in the AIG SunAmerica complex share common resources and as a result,

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

APPROVAL OF ADVISORY AGREEMENTS -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of the AIG SunAmerica complex as it adds labor and capital to expand the scale of operations.

The Board considered that the advisory fee structure of the Advisory Agreements was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it would continue to review fees, including breakpoints and expense caps in connection with contract renewals.

COMPLIANCE

The Board considered each Adviser's Code of Ethics, as well as their compliance and regulatory history, including information concerning their involvement in any regulatory actions or investigations. In addition, the Board considered each Adviser's compliance staff, which would be responsible for providing compliance functions for each respective Adviser. The Board further considered that SAAMCo's compliance staff would be responsible for providing compliance functions on behalf of the Fund.

THE OVERALL ORGANIZATION OF THE ADVISER

The Board, including the Disinterested Directors, considered the benefits to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered SAAMCo's experience in providing management and investment advisory services to individuals, pension, corporate and trust accounts, including approximately 130 mutual funds (not including the Fund), and the fact that SAAMCo currently manages, advises and/or administers approximately $41 billion. The Board also considered SAAMCo's relationships with its affiliates and the resources available to them.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Directors, received information regarding investment performance of the proposed Subadvisers. The Board considered information prepared by SAAMCo, based on information provided by Morningstar, an independent provider of investment company data. Specifically, the Board considered each subadvisers historical performance, as measured by net total return as compared to appropriate their indices. For Marsico, the Board considered that its net total return on a similarly managed focused style account had outperformed both the Russell 1000 Growth Index and the Lipper Large-Cap Growth Index for each of the last six calendar years. For Baron, the Board also considered that its net total return on a similarly managed focused style account had outperformed the Russell 2500 Growth Index and the Lipper Small-Cap Growth Index over each of the past three years.

CONCLUSION

Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Disinterested Directors, were satisfied that the terms of the Advisory Agreements were fair and in the best interest of the Fund and its shareholders, and that the advisory and subadvisory fee rates provided in the Advisory Agreements are acceptable in light of the usual and customary charges made for services of similar nature and quality. In arriving at a decision to approve the Advisory Agreements, the Board did not identify any single factor or group of factors as being more important than the others, but considered all factors together.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- DECEMBER 31, 2005 -- (UNAUDITED)
--------------------------------------------------------------------------------

The Fund has adopted a Dividend Reinvestment and Cash Purchase Plan (the "Plan"), through which all net investment income dividends and capital gains distributions are paid to Common Stock Shareholders in the form of additional shares of the Fund's Common Stock (plus cash in lieu of any fractional shares which otherwise would have been issuable), unless a Common Stock Shareholder elects to receive cash as provided below. In this way, a Common Stock Shareholder can maintain an undiluted investment in the Fund and still allow the Fund to pay out the required distributable income.

No action is required on the part of a registered Common Stock Shareholder to receive a distribution in shares of Common Stock of the Fund. A registered Common Stock Shareholder may elect to receive an entire distribution in cash by notifying Computershare Trust Co., N.A. ("Computershare"), P.O. Box 43010 Providence, RI 02940-3010, the Plan Agent and the Fund's transfer agent and registrar, in writing so that such notice is received by Computershare no later than 10 days prior to the record date for distributions to Common Stock Shareholders. Computershare will set up an account for shares acquired through the Plan for each Common Stock Shareholder who has not elected to receive distributions in cash ("Participant") and hold such shares in non-certificated form.

Those Common Stock Shareholders whose shares are held by a broker or other financial intermediary may receive distributions in cash by notifying their broker or other financial intermediary.

Computershare will set up an account for shares acquired pursuant to the Plan for Participants who have not so elected to receive dividends and distributions in cash. The shares of Common Stock will be acquired by the Plan Agent for the Participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("Additional Common Stock") or (ii) by purchase of outstanding shares of Common Stock on the open market on the New York Stock Exchange or elsewhere. If on the payment date for a dividend or distribution, the net asset value per share of Common Stock is equal to or less than the market price per share of Common Stock plus estimated brokerage commissions, Computershare shall receive Additional Common Stock, including fractions, from the Fund for each Participant's account. The number of shares of Additional Common Stock to be credited shall be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per share of Common Stock on the payment date, or (ii) 95% of the market price per share of the Common Stock on the payment date. If the net asset value per share of Common Stock exceeds the market price plus estimated brokerage commissions on the payment date for a dividend or distribution, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such dividend or distribution on each Participant's shares of Common Stock to purchase shares of Common Stock on the open market. Such purchases will be made on or shortly after the payment date for such dividend or distribution but in no event will purchases be made on or after the ex-dividend date for the next dividend or distribution. The weighted average price (including brokerage commissions) of all shares of Common Stock purchased by Computershare shall be the price per share of Common Stock allocable to each Participant. If, before Computershare has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares of Common Stock as of the payment date, the purchase price paid by Computershare may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if such dividend or distribution had been paid in shares of Common Stock issued by the Fund. Participants should note that they will not be able to instruct Computershare to purchase shares of Common Stock at a specific time or at a specific price.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

There is no charge to Common Stock Shareholders for receiving their distributions in the form of additional shares of the Fund's Common Stock. Computershare's fees for handling distributions in stock are paid by the Fund. There are no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable in stock. If a Participant elects by written notice to Computershare to have Computershare sell part or all of the shares held by Computershare in the Participant's account and remit the proceeds to the Participant, Computershare is authorized to deduct a $2.50 transaction fee plus brokerage commissions from the proceeds.

Common Stock Shareholders who receive distributions in the form of stock are subject to the same Federal, state and local tax consequences as are Common Stock Shareholder who elect to receive their distributions in cash. A Common Stock Shareholder's basis for determining gain or loss upon the sale of stock received in a distribution from the Fund will be equal to the total dollar amount of the distribution paid to the Common Stock Shareholder in the form of additional shares.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2005 -- (UNAUDITED)
--------------------------------------------------------------------------------

The following table contains basic information regarding the Directors and Officers that oversee operations of the Fund and other investment companies within the Fund Complex.

                                                                                               NUMBER OF
                                                                                                 FUNDS
                                                                                                IN FUND
                           POSITION        TERM OF                                              COMPLEX
         NAME,             HELD WITH      OFFICE AND                                           OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF             PRINCIPAL OCCUPATIONS             BY
     DATE OF BIRTH*         COMPLEX      TIME SERVED             DURING PAST 5 YEARS          DIRECTOR(1)
     --------------       ----------     -----------     -----------------------------------  -----------
DIRECTORS
Jeffrey S. Burum           Director      June 2005 to    Founder and CEO of National Housing    42
DOB: February 27, 1963                   present         Development Corporation (January
                                                         2000 to present); Founder, Owner
                                                         and Partner of Colonies Crossroads,
                                                         Inc. (January 2000 to present);
                                                         Owner and Managing Member of
                                                         Diversified Pacific Development
                                                         Group, LLC (June 1990 to present)

Judith L. Craven           Director      June 2005 to    Retired                                91
DOB: October 6, 1945                     present

William F. Devin           Director      June 2005 to    Retired                                91
DOB: December 30, 1938                   present

Samuel M. Eisenstat DOB:  Chairman of    June 2005 to    Attorney, solo practitioner;           52
March 7, 1940              the Board     present

Stephen J. Gutman          Director      June 2005 to    Associate, Corcoran Group (Real        52
DOB: May 10, 1943                        present         Estate) (2003 to present); Partner
                                                         and Member of Managing Directors,
                                                         Beau Brummell -- Soho LLC
                                                         (Licensing of menswear specialty
                                                         retailing and other activities)
                                                         (June 1988 to present)

Peter A. Harbeck(3)        Director      May 2005 to     President, CEO and Director,           100
DOB: January 23, 1954                    present         SAAMCo. (August 1995 to present);
                                                         Director, AIG SunAmerica Capital
                                                         Services, Inc. ("SACS") (August
                                                         1993 to present) President and CEO,
                                                         AIG Advisor Group, Inc. (June 2004
                                                         to present)

William J. Shea            Director      June 2005 to    President and CEO, Conseco, Inc.       52
DOB: February 9, 1948                    present         (Financial Services) (2001-2004);
                                                         Chairman of the Board of Centennial
                                                         Technologies, Inc. (1998 to 2001);
                                                         Vice Chairman, Bank Boston
                                                         Corporation (1993-1998)


         NAME,
      ADDRESS AND              OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*                 BY DIRECTOR(2)
     --------------       -----------------------------------
DIRECTORS
Jeffrey S. Burum          None
DOB: February 27, 1963
Judith L. Craven          Director. A.G. Belo Corporation
DOB: October 6, 1945      (1992 to present); Director, Sysco
                          Corporation (1996 to present);
                          Director, Luby's Inc. (1998 to
                          present); Director, University of
                          Texas Board of Regents (May 2001 to
                          present)
William F. Devin          Member of the Board of Governors,
DOB: December 30, 1938    Boston Stock Exchange (1985-
                          Present);
Samuel M. Eisenstat DOB:  Director of North European Oil
March 7, 1940             Royalty Trust.
Stephen J. Gutman         None
DOB: May 10, 1943
Peter A. Harbeck(3)       None
DOB: January 23, 1954
William J. Shea           Chairman of the Board, Royal and
DOB: February 9, 1948     SunAlliance, U.S.A., Inc. (March
                          2005 to present); Director, Boston
                          Private Holdings (October 2004 to
                          present)

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31,
2005 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                                                 FUNDS
                                                                                                IN FUND
                           POSITION        TERM OF                                              COMPLEX
         NAME,             HELD WITH      OFFICE AND                                           OVERSEEN
      ADDRESS AND         SUNAMERICA      LENGTH OF             PRINCIPAL OCCUPATIONS             BY
     DATE OF BIRTH*         COMPLEX      TIME SERVED             DURING PAST 5 YEARS          DIRECTOR(1)
     --------------       ----------     -----------     -----------------------------------  -----------
OFFICERS
Vincent M. Marra           President     May 2005 to     Senior Vice President and Chief        N/A
DOB: May 28, 1950                        present         Operating Officer, SAAMCo (February
                                                         2003 to Present); Chief
                                                         Administrative Officer, Chief
                                                         Operating Officer and Chief
                                                         Financial Officer, Carret & Co.,
                                                         LLC (June 2002 to February 2003);
                                                         President and Chief Operating
                                                         Officer, Bowne Digital Solutions
                                                         (1999 to May 2002)

Donna M. Handel            Treasurer     May 2005 to     Senior Vice President, SAAMCo          N/A
DOB: June 25, 1966                       present         (December 2004 to Present); Vice
                                                         President, SAAMCo (1997 to December
                                                         2004), Assistant Treasurer (1993 to
                                                         2002)

Gregory N. Bressler        Secretary     August 2005     Senior Vice President and General      N/A
DOB: November 17, 1966     and Chief     to present      Counsel, SAAMCo (June 2005 to
                           Legal                         present); Vice President and
                           Officer                       Director of U.S. Asset Management
                                                         Compliance, Goldman Sachs Asset
                                                         Management (June 2004 to June
                                                         2005); Deputy General Counsel,
                                                         Credit Suisse Asset Management
                                                         (June 2002 to June 2004); Counsel,
                                                         Credit Suisse Asset Management
                                                         (January 2000 to June 2002)


         NAME,
      ADDRESS AND              OTHER DIRECTORSHIPS HELD
     DATE OF BIRTH*                 BY DIRECTOR(2)
     --------------       -----------------------------------
OFFICERS
Vincent M. Marra          N/A
DOB: May 28, 1950
Donna M. Handel           N/A
DOB: June 25, 1966
Gregory N. Bressler       N/A
DOB: November 17, 1966

---------------

* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ
     07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica
     Equity Funds (9 funds), SunAmerica Income Funds (6 funds),
     SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica
     Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused
     Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC
     Company I (33 portfolios), VALIC Company II (15 funds),
     Seasons Series Trust (24 portfolios) and AIG Series Trust (6 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities
     Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company
     Act of 1940.
(3)  Interested Director, as defined within the Investment
     Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.

SHAREHOLDER TAX INFORMATION -- (UNAUDITED)
--------------------------------------------------------------------------------

Certain tax information regarding the SunAmerica Focused Alpha Growth Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2005. The information necessary to complete your income tax returns is included with your Form 1099-DIV mailed to you in January 2006.

During the year ended December 31, 2005 the Funds paid the following dividends per share:

                                                               ORDINARY
                                              TOTAL AMOUNT    INVESTMENT   RETURN OF
                PAYABLE DATE   RECORD DATE   PAID PER SHARE     INCOME     CAPITAL(1)
                ------------   -----------   --------------   ----------   ----------
Common Shares:
                 10/31/2005    10/21/2005        $0.30        $       --   $     0.30
                 12/29/2005    12/15/2005         0.20                --         0.20
                                                 -----        ----------   ----------
Total Common Stock:                              $0.50        $       --   $     0.50

------------
(1) The amount received as a non-taxable (return of capital) distribution should be applied to reduce the tax cost of shares. There was a $0.50 per share return of capital in 2005 on common shares.

--------------------------------------------------------------------------------

(AIG LOGO)

DIRECTORS/TRUSTEES
  Samuel M. Eisenstat
  Peter A. Harbeck
  Dr. Judith L. Craven
  William F. Devin
  Stephen J. Gutman
  Jeffrey S. Burum
  William J. Shea

OFFICERS
  Vincent M. Marra, President
  Donna M. Handel, Treasurer
  J. Steven Neamtz, Vice President
  Cynthia Gibbons, Vice President
    and Chief Compliance Officer
  Gregory N. Bressler, Chief Legal Officer and
    Secretary
  Gregory R. Kingston, Vice President and Assistant
    Treasurer
  Nori L. Gabert, Vice President
    and Assistant Secretary
  Corey A. Issing, Assistant Secretary

INVESTMENT ADVISER
  AIG Sun America Asset Management Corp.
  Harborside Financial Center
  3200 Plaza 5
  Jersey City, NJ 07311-4992

CUSTODIAN
  State Street Bank and Trust Company
  P.O. Box 419572
  Kansas City, MO 64141-6572

TRANSFER AGENT
  Computershare Shareholder Services, Inc.
  250 Royall Street
  Canton, MA 02021

SHARE REPURCHASES AND TENDER OFFERS
Because shares of closed-end management investment companies frequently trade at a discount to their net asset values, the Board of Directors has determined that from time to time it may be in the interest of shareholders for the Fund to take corrective actions. The Board of Directors, in consultation with SAAMCo, will review at least annually the possibility of open market repurchases and/or tender offers for the Shares and will consider such factors as the market price of the Shares, the net asset value of the Shares, the liquidity of the assets of the Fund, effect on the Fund's expenses, whether such transactions would impair the Fund's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions, which may have a material effect on the Fund's ability to consummate such transactions. Any such repurchase and/or tender offers are at the sole discretion of the Board of Directors and there are no assurances that the Board of Directors will, in fact, decide to undertake either of these actions or, if undertaken, that such actions will result in the Fund's Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Board of Directors, in consultation with SAAMCo, from time to time may review possible actions to reduce any such discount.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund's portfolio, which is available in the Fund's Form N-CSR. The Fund's N-CSR will be available on or about March 10, 2006, from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED ALPHA GROWTH FUND
Information regarding how SunAmerica Focused Alpha Growth Fund voted proxies relating to securities held in SunAmerica Focused Alpha Growth Fund during the twelve month period ended June 30, 2005 is not applicable, due to the Fund commencing operations on July 29, 2005.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, the Fund's Form N-Q will be available without charge on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the U.S. Securities and Exchange Commission's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

This report is submitted solely for the general information of shareholders of the Fund.

                       [AIG SUNAMERICA MUTUAL FUNDS LOGO]














SunAmerica open-end funds distributed by:
AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
800-858-8850 x6003        www.sunamericafunds.com




FGANN-12/05

Item 2.   Code of Ethics

          The SunAmerica Focused Alpha Growth Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.   Audit Committee Financial Expert.

          The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to
          Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.


Item 4.   Principal Accountant Fees and Services.

          (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                      2004        2005
          Audit Fees               $     0     $35,625
          Audit-Related Fees       $     0     $     0
          Tax Fees                 $     0     $ 7,325
          All Other Fees           $     0     $     0

          Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings, including the Fund's initial registration statement. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     (e)

           (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

           (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not Applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $7,325 and $0, respectively.

     (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.


                      PROXY VOTING POLICIES AND PROCEDURES

      Proxy Voting Responsibility. The Fund has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Fund and the Fund's investment adviser. The policies and procedures enable the Fund to vote proxies in a manner consistent with the best interests of the Fund's shareholders.

The Fund has retained a proxy voting service, Institutional Shareholder Services ("ISS"), to effect votes on behalf of the Fund according to the Fund's policies and procedures, and to assist the Fund with record keeping of proxy votes.

      Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors a portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Fund is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Fund's policies and procedures therefore provide that the Fund will generally vote in support of management recommendations on most corporate matters. When a corporation's portfolio manager is dissatisfied with a company's management, the Fund typically will sell the holding.

      Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the proxy voting committee generally will rely on the guidance or a recommendation from the proxy voting service, but may also rely on other appropriate personnel of the investment adviser (or "SunAmerica" or the "Adviser") and/or a subadviser of the Fund, or other sources. In these instances, such person(s) will recommend the vote that will maximize value for, and is in the best interests of, the Fund's shareholders.

      Examples of the Fund's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Fund's voting positions on specific matters:

   - Vote with management recommendations on most corporate and mutual fund matters;

    - Vote on a case-by-case basis on proposals to increase authorized common stock;

    - Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights ("blank check" preferred stock);

    - Vote on a case-by-case basis regarding finance, merger and acquisition matters;

    -  Vote against most shareholder proposals;

    - Abstain from voting on social responsibility or environmental matters, unless the fund's objective is directly related to the social or environmental matter in question;

    - Not vote proxies for index funds/portfolios and passively managed funds/portfolios; and

    -  Vote on a case-by-case basis on equity compensation plans.

      Conflicts of Interest. Members of the proxy voting committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Fund's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by ISS, an independent third party.

      However, if a situation arises where a vote presents a conflict between the interests of the Fund's shareholders and the interests of SunAmerica, or one of SunAmerica's affiliates, and the conflict is known to the proxy voting committee, the proxy voting committee will consult with a Director who is not an "interested" person, as that term is defined in the Investment Company Act of 1940, as amended, time permitting before casting the vote to ensure that the Fund votes in the best interests of its shareholders. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and ensure that the Fund selects the vote that is in the best interests of the Fund's shareholders.

      Proxy Voting Records. ISS will maintain records of voting decisions for each vote cast on behalf of the Fund. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Fund will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.


      BAMCO, Inc. ("BAMCO") and Marsico Capital Management, LLC ("Marsico") are the Subadvisers to the SunAmerica Focused Alpha Growth Fund, Inc. (the "Fund"). Thomas F. Marsico is the portfolio manager for Marsico and is primarily responsible for the day-to-day management of the large-cap portion of the Fund's assets. Ronald Baron is the portfolio manager for BAMCO and is primarily responsible for the day-to-day management of the small-cap and mid-cap portion of the Fund's assets.

      Mr. Marsico is the Chief Investment Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991 (the Fund's inception date through August 11, 1997.

      Mr. Baron is the founder, Chief Executive Officer and Chairman of Baron Capital Group, Inc. and its subsidiaries. BAMCO, Inc., established in 1987 is one of its subsidiaries. He began to manage money for others on a discretionary basis in 1975. In 1982 he established Baron Capital Inc. He has been portfolio manager of the Baron flagship fund, Baron Asset Fund and of Baron Growth Fund since their inception. Mr. Baron also manages the SunAmerica Focused Small-Cap Growth Portfolio.


OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER

      The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts which each Portfolio Manager had day-to-day responsibilities as of December 31, 2005.

                                                            Total Assets
Name of Portfolio                           Number of       Managed in
Manager                 Type of Account     Accounts        Accounts ($millions)
Thomas F. Marsico       RIC                 38              $29,166.75
                        OPI                 12              $ 1,555.58
                        OA                  203             $23,951.93

Ronald Baron            RIC                 7               $10,200
                        OPI                 5               $   156
                        OA                  54              $   520

POTENTIAL CONFLICTS OF INTEREST

      As shown in the tables above, the Portfolio Managers are responsible for managing other accounts for other clients, ("Other Client Accounts") in addition to the Fund. In certain instances, conflicts may arise in their management of the Fund and such Other Client Accounts. The Portfolio Managers aim to conduct their activities in such a manner that permits them to deal fairly with each of their clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. Notwithstanding, transactions, holdings and performance, among others, may vary among the Fund and such Other Client Accounts.

- Trade Allocations. Conflicts may arise between the Fund and Other Client Accounts in the allocation of trades among the Fund and the Other Client Accounts, as the case may be. For example, the Adviser and/or Portfolio Managers may determine that there is a security that is suitable for the Fund as well as for Other Client Accounts that have a similar investment objective. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security, or the Adviser and/or Portfolio Managers may take "short" positions in Other Client Accounts with respect to securities held "long" within the Fund, or vice-versa, which may adversely affect the value of securities held by the Fund. Such ownership or different interests may cause a conflict of interest. The Fund, the Adviser and/or subadvisers have adopted policies, procedures and/or practices regarding the allocation of trades and brokerage, which address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). Subject to cash and security availability and lot size, among other factors, the policies, procedures and/or practices generally require that securities be allocated among the Fund and Other Client Accounts with a similar investment objective in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

- Allocation of Portfolio Managers' Time. The Portfolio Managers' management of the Fund and Other Client Accounts may result in the Portfolio
      Managers devoting a disproportionate amount of time and attention to the management of the Fund and Other Client Accounts if the Fund and Other Client Accounts have different objectives, benchmarks, time horizons, and fees. Generally, such competing interests for the time and attention of the Portfolio Managers are managed. Although the Adviser does not track the time the Portfolio Managers spends on the Fund or a single Other Client Account, the Adviser and/or subadvisers do periodically assess whether the Portfolio Managers have adequate time and resources to effectively manage all of such Portfolio Managers' accounts. In certain instances, Portfolio Managers may be employed by two or more employers. Where the Portfolio Manager receives greater compensation, benefits or incentives from one employer over another, the Portfolio Managers may favor one employer over the other (or Other Client Accounts) causing a conflict of interest.

- Personal Trading by Portfolio Managers. The management of personal accounts by a Portfolio Manager may give rise to potential conflicts of interest. While generally, each sub-adviser's Code of Ethics will impose limits on the ability of a Portfolio Manager to trade for his or her personal account, especially where such trading might give rise to a potential conflict of interest, there is no assurance that the Codes of Ethics will eliminate such conflicts.


PORTFOLIO MANAGER COMPENSATION

MARSICO

      Marsico's portfolio managers are generally subject to the compensation structure applicable to all MCM employees. As such, Mr. Marsico's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.

      Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

      Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


BAMCO

      Mr. Baron's compensation is fixed, based on a three year contract that expires February 28, 2006. A new multi-year contact is being negotiated. His compensation includes a fixed base salary and a bonus that is roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as the firm's founder, chief executive officer, chief investment officer and his position as portfolio manager to the majority of the firm's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance records of the funds under his management and the profitability of the firm. In addition to his cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

PORTFOLIO MANAGER OWNERSHIP OF FUND SHARES

      The following table shows the dollar range of shares beneficially owned by each Portfolio Manager as of December 31, 2005.

                                                       AGGREGATE DOLLAR RANGE OF
                           DOLLAR RANGE OF EQUITY       EQUITY SECURITIES IN ALL
                             SECURITIES IN EACH          REGISTERED INVESTMENT
        NAME OF             FUND MANAGED BY THE          COMPANIES MANAGED BY
   PORTFOLIO MANAGER       NAMED PORTFOLIO MANAGER             SUNAMERICA
Thomas F. Marsico                   None                          None

Ronald Baron                        None                          None


(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          None.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 11.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Growth Fund, Inc.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: March 10, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: March 10, 2006